Other Long-term Liablitlies (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Supplemental Unemployment Benefits, Severance Benefits	$ 380,012	$ 359,567	$ 297,120